NOTE 10 – RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Oct. 24, 2024	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017	Jul. 31, 2026	Jun. 30, 2024
Related Party Transaction [Line Items]
Founder's shares returned			154,500,000		100,100,000
Common stock exchange for common stock			76,500,000		67,100,000
Preferred stock exchange								2,500
Stock Issued During Period, Value, Employee Benefit Plan				$ 322,448		$ 322,448
Accured Payroll							$ 322,448
Share Price			$ 4.93		$ 1.00					$ 7.14
Accured Payroll						311,812
Accurued payroll taxes											$ 10,636
[custom:NotesPayableRelatedParties-0]			$ 199,564			192,464	39,611
[custom:ImputedInterest]		$ 1,739		2,943		5,152	2,212
Accrued interest expense						10,853
Notes payable			199,564				39,611
Imputed interest						$ 2,212
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 50,000						50,000
Patent Royalty of products						2.00%
[custom:AmountsDueFromRelatedParties-0]		200,578	$ 112,880	200,578		$ 24,098
Rental to related party						$ 12,040
Common Stock, Par or Stated Value Per Share			$ 0.001			$ 0.001	$ 0.001
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock			14,300,000			47,100,000		25,000,000
Debt Instrument, Interest Rate During Period						0.00%
Debt Instrument, Interest Rate, Effective Percentage						10.00%
Interest Expense, Other			$ 7,100
[custom:ImputedInterestRelatedParty]				3,158		$ 3,158
Interest Payable, Current		4,005		4,005		4,005
[custom:AccountsPayablerRelatedPartiesCurrent-0]			$ 67,535			63,113	$ 50,978
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Employee Benefit Plan				322		322
[custom:ImputedInterest]
Stock Issued During Period, Value, Conversion of Convertible Securities							$ 100,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	100,000,000						100,000,000
Share exchange			9,400,000	42,100,000		42,100,000	101,795,774
Founders [Member]
Related Party Transaction [Line Items]
[custom:StockIssuedDuringPeriodFoundersSharesShares]									175,000,000
Common Stock, Par or Stated Value Per Share									$ 0.001
Officer [Member]
Related Party Transaction [Line Items]
[custom:StockIssuedDuringPeriodFoundersSharesShares]									80,000,000
Director [Member]
Related Party Transaction [Line Items]
[custom:StockIssuedDuringPeriodFoundersSharesShares]									75,000,000
Outside Consultant [Member]
Related Party Transaction [Line Items]
[custom:StockIssuedDuringPeriodFoundersSharesShares]									20,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Accured Payroll		$ 59,498	$ 70,331	$ 59,498		$ 59,498